Share-based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation
Number of Options Outstanding, Beginning Balance	2,795,262	2,623,408	2,436,661
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 5.15	$ 5.48	$ 0.42
Number of Options, Granted	1,425,000	320,000	1,320,000
Number of Options, Forfeited/expired	(1,171,167)	(138,829)	(44,606)
Number of Options, Exercise	(136,827)	(9,317)	(1,088,647)
Number of Options Outstanding, Ending Balance	2,912,268	2,795,262	2,623,408	2,436,661
Number of Options, Exercisable	1,287,267
Weighted Average Exercise Price, Granted	$ 2.23	$ 6.34	$ 10.11
Weighted Average Exercise Price, Forfeited/expired	10.00	9.49	0.42
Weighted Average Exercise Price, Exercise	0.42	0.42	0.42
Weighted Average Exercise Price Outstanding, Ending Balance	1.96	$ 5.15	$ 5.48	$ 0.42
Weighted Average Exercise Price Exercisable	$ 0.97
Weighted Average Remaining Contractual Life, Outstanding	6 years 8 months 19 days	6 years 5 months 12 days	7 years 1 month 24 days	6 years 2 months 27 days
Weighted Average Remaining Contractual Life, Exercisable	3 years 9 months 26 days
Aggregate Intrinsic Value Outstanding		$ 8,763	$ 25,781	$ 34,423